Subsequent Events (Details)										1 Months Ended	6 Months Ended		9 Months Ended
	Nov. 09, 2022 shares	Oct. 28, 2022 $ / shares shares	May 18, 2022 $ / shares	Mar. 22, 2022 $ / shares shares	Mar. 18, 2022 $ / shares shares	Feb. 25, 2022 shares	Dec. 06, 2021 $ / shares shares	Jun. 07, 2021 $ / shares shares	Nov. 24, 2020 $ / shares shares	Sep. 30, 2022 USD ($)	Jun. 30, 2022 shares	Jun. 30, 2021	Sep. 30, 2022 USD ($) item	Oct. 27, 2022 shares	Sep. 30, 2022 CNY (¥)	Jun. 29, 2022 shares	Feb. 24, 2022 shares	Dec. 31, 2021 shares	Dec. 17, 2021
Subsequent Event [Line Items]
Stock split ratio						0.1					0.1
Number of common shares outstanding automatically combines and converts						10
Common stock, shares issued						6,399,460					1,219,937					29,278,601	63,994,606	266,640
Common stock, shares outstanding						6,399,460					1,219,937						6,399,460	266,640
Common stock, shares authorized		60,000,000				60,000,000					6,000,000			2,500,000			600,000,000	6,000,000
Issuance of common stock (in shares)					20,000,000		21,120,509	5,380,000	6,060,608
Shares issued, price per share | $ / shares					$ 0.50		$ 0.65	$ 1.30	$ 1.65
Underwriting option period					45 days
Percentage of underwriters option to purchase additional common shares					15.00%
Consecutive business days preceding the date of the Notice			30 days
Share price (per share) | $ / shares			$ 1.00
Term of debt											1 year	12 months
Annual interest rate																			6.00%
Placement agent [Member]
Subsequent Event [Line Items]
Issuance of common stock (in shares)				2,880,000
Shares issued, price per share | $ / shares				$ 0.50
Subsequent Event
Subsequent Event [Line Items]
Stock split ratio	0.05	0.041667
Number of common shares outstanding automatically combines and converts	24	24
Shares issued upon conversion	1	1
Common stock, shares issued	1,219,937	29,278,601
Common stock, shares outstanding	1,219,937	1,219,937
Common stock, shares authorized		60,000,000
Issuance of common stock (in shares)		2,500,000
Share price (per share) | $ / shares		$ 1.00
Face amount of debt										$ 1,493,000			$ 1,493,000		¥ 10,000,000.0
Annual interest rate										3.90%			3.90%		3.90%
Number of related parties who guaranteed loan | item													3
Number of unrelated parties who guaranteed loan | item													1
Maximum guaranteed amount										$ 4,400,000			$ 4,400,000		¥ 29,250,000
Subsequent Event | Tantech Bamboo
Subsequent Event [Line Items]
Term of debt										1 year